EQUITY BASED COMPENSATION - Equity Options (Details2) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity Options
Beginning balance (in shares)	620,721	973,410	1,262,220
Granted (in shares)	455,130	204,245
Forfeited	(98,499)	(556,934)	(288,810)
Ending balance (in shares)	977,352	620,721	973,410
Weighted-average Exercise Price
Beginning balance (in dollars per share)	$ 16.50	$ 16.16	$ 16.34
Granted (in dollars per share)	20.00	16.17
Forfeited (in dollars per share)	20.00	15.79	16.93
Ending balance (in dollars per share)	$ 17.78	$ 16.50	$ 16.16